Fees Summary	Feb. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,675,000
Previously Paid Amount	0
Total Fee Amount	2,579.02
Total Offset Amount	0
Net Fee	$ 2,579.02